BORROWINGS (Details) (RUB) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2014 item	Dec. 31, 2013
Notes
Plus: unamortized premium	3		3	8
Total notes	106,477		106,477	102,744
Less: current portion	(22,701)		(22,701)	(17,462)
Total notes, long-term	83,776		83,776	85,282
Borrowing costs and interest capitalized
Fair value	96,222		96,222
Unclosed REPO transactions
Total	3,425		3,425
MTS International Notes due 2020
Notes
Interest rate (as a percent)	8.625%		8.625%
Total notes	35,057		35,057	24,547
Borrowing costs and interest capitalized
% of par	95.85%		95.85%
Fair value	33,602		33,602
MTS International Notes due 2023
Notes
Interest rate (as a percent)	5.00%		5.00%
Total notes	26,920		26,920	16,365
Borrowing costs and interest capitalized
% of par	75.00%		75.00%
Fair value	20,190		20,190
MTS OJSC Notes due 2020
Notes
Interest rate (as a percent)	8.15%		8.15%
Total notes	15,000		15,000	15,000
Borrowing costs and interest capitalized
% of par	96.33%		96.33%
Fair value	14,450		14,450
MTS OJSC Notes due 2014
Notes
Interest rate (as a percent)	7.60%		7.60%
Total notes				13,619
MTS OJSC Notes due 2017
Notes
Interest rate (as a percent)	8.70%		8.70%
Total notes	10,000		10,000	10,000
Borrowing costs and interest capitalized
% of par	90.10%		90.10%
Fair value	9,010		9,010
MTS OJSC Notes due 2023
Notes
Interest rate (as a percent)	8.25%		8.25%
Total notes	10,000		10,000	10,000
Borrowing costs and interest capitalized
% of par	100.19%		100.19%
Fair value	10,019		10,019
MTS OJSC Notes due 2015
Notes
Interest rate (as a percent)	7.75%		7.75%
Total notes	7,537		7,537	7,537
Borrowing costs and interest capitalized
% of par	96.81%		96.81%
Fair value	7,297		7,297
Unclosed REPO transactions
Number of notes			2,420,000
Due Amount	1,670		1,670
Unrealized Premium	(5)		(5)
Total	1,665		1,665
MTS OJSC Notes due 2016
Notes
Interest rate (as a percent)	8.75%		8.75%
Total notes	1,788		1,788	1,788
Borrowing costs and interest capitalized
% of par	85.30%		85.30%
Fair value	1,525		1,525
MTS OJSC Notes due 2018
Notes
Interest rate (as a percent)	12.00%		12.00%
Total notes	136		136	3,844
Repurchase of MTS OJSC Notes	3,710		3,710
Borrowing costs and interest capitalized
Stated interest rate before negotiated decrease (as a percent)	12.00%	7.50%
% of par	95.06%		95.06%
Fair value	129		129
Unclosed REPO transactions
Number of notes			2,928,358
Due Amount	1,760		1,760
Total	1,760		1,760
MTS OJSC Notes due 2015 (A series)
Notes
Interest rate (as a percent)	0.67%		0.67%
Total notes	12		12	12
MTS OJSC Notes due 2015-2016 (B series)
Notes
Interest rate (as a percent)	0.54%		0.54%
Total notes	12		12	12
MTS OJSC Notes due 2021-2022 (V series)
Notes
Interest rate (as a percent)	0.25%		0.25%
Total notes	12		12	12